                        GROUP VARIABLE ANNUITY CONTRACTS
                     ISSUED WITH RESPECT TO DC-I AND DC-II
                        HARTFORD LIFE INSURANCE COMPANY

                      SUPPLEMENT DATED SEPTEMBER 30, 1998
                      TO THE PROSPECTUS DATED MAY 1, 1998

The table entitled "Annual Fund Operating Expenses" appearing on page 5 of the Prospectus and the accompanying footnotes are deleted and replaced with the following:

                         ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of net assets)

                                                                                                      TOTAL FUND
                                                                                OTHER EXPENSES    OPERATING EXPENSES
                                                                MANAGEMENT        (AFTER ANY        (AFTER ANY FEE
                                                              FEES (AFTER ANY       EXPENSE       WAIVERS AND EXPENSE
                                                               FEE WAIVERS)     REIMBURSEMENT)      REIMBURSEMENT)
                                                              ---------------  -----------------  -------------------
 Hartford Bond Fund..........................................       0.515%            0.020%              0.535%
 Hartford Stock Fund.........................................       0.455%            0.020%              0.475%
 Hartford Money Market Fund..................................       0.450%            0.015%              0.465%
 Hartford Advisers Fund......................................       0.635%            0.020%              0.655%
 Hartford Capital Appreciation Fund..........................       0.645%            0.020%              0.665%
 Hartford Mortgage Securities Fund...........................       0.450%            0.025%              0.475%
 Hartford Index Fund.........................................       0.400%            0.015%              0.415%
 Hartford International Opportunities Fund...................       0.705%            0.090%              0.795%
 Hartford Dividend & Growth Fund.............................       0.685%            0.020%              0.705%
 Calvert Social Balanced Portfolio (1).......................       0.690%            0.120%              0.810%
 American Century VP Advantage Fund..........................       1.000%            0.000%              1.000%
 American Century VP Capital Appreciation Fund...............       1.000%            0.000%              1.000%
 AMS/Fidelity VIP Growth Fund (2)............................       0.600%            0.090%              0.690%
 AMS/Fidelity VIP Overseas Fund (2)..........................       0.750%            0.170%              0.920%
 AMS/Fidelity VIP II Contrafund (2)..........................       0.600%            0.110%              0.710%
 AMS/Fidelity VIP II Asset Manager (2).......................       0.550%            0.100%              0.650%

------------

(1) The figures above for the Calvert Social Balanced Portfolio reflect expenses for fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of 0.01% for the Portfolio expected to be incurred in 1998. Management and Advisory Expenses includes a performance adjustment, which depending on performance, could cause the fee to be as high as 0.85% or as low as 0.55%. "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.78%.

(2) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been 0.67% for VIP Growth Portfolio, 0.90% for VIP Overseas Portfolio, 0.76% for VIP II Asset Manager Portfolio, and 0.68% for VIP II Contrafund Portfolio.

The Example tables appearing on page 6 of the Prospectus and all accompanying footnotes are deleted and replaced with the following:

EXAMPLE DC-I

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on the assets:

 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Bond Fund....................  $ 88   $ 125   $ 166    $ 251     $ 15   $  47   $  82    $ 180     $ 15   $  48   $  83    $ 181
 Stock Fund...................    87     124     163      245       14      45      79      173       15      46      79      174
 Money Market Fund............    87     123     162      244       14      45      78      172       15      46      79      173
 Advisers Fund................    89     129     171      263       16      51      88      193       17      52      89      194
 Capital Appreciation Fund....    89     129     172      264       16      51      89      194       17      52      90      195
 Mortgage Securities Fund.....    87     124     163      245       14      45      79      173       15      46      79      174
 Index Fund...................    87     122     160      238       13      43      75      166       14      44      76      167
 International Opportunities
   Fund.......................    90     133     178      278       17      55      96      208       18      56      96      209
 Dividend & Growth Fund.......    89     130     174      268       16      52      91      198       17      53      92      199
 Calvert Social Balanced
   Portfolio..................    90     133     179      279       18      56      96      210       18      56      97      211
 American Century VP Advantage
   Fund.......................    92     139     188      298       19      62     106      230       20      62     107      231
 American Century VP Capital
   Appreciation Fund..........    92     139     188      298       19      62     106      230       20      62     107      231
 AMS/Fidelity VIP Growth
   Fund.......................    89     130     173      267       16      52      90      197       17      53      91      198
 AMS/Fidelity VIP Overseas
   Fund.......................    92     137     184      290       19      59     102      222       19      60     103      223
 AMS/Fidelity VIP II
   Contrafund Fund............    90     130     174      269       17      53      91      199       17      53      92      200
 AMS/Fidelity VIP II Asset
   Manager Fund...............    89     129     171      263       16      51      88      192       17      51      89      193

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

EXAMPLE DC-II

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period, you would pay the    time period, you would pay the    following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on the assets:


 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.    1 YR.  3 YRS.  5 YRS.  10 YRS.
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Bond Fund....................  $ 91   $ 136   $ 183    $ 287     $ 18    $ 58   $ 100    $ 218     $ 19   $  59   $ 101    $ 219
 Stock Fund (1)...............    91     134     180      281       18      56      97      212       18      57      98      212
 Money Market Fund............    91     134     179      280       18      56      97      210       18      57      97      211
 Advisers Fund (1)............    92     139     188      299       20      62     107      231       20      63     107      232
 Capital Appreciation Fund
   (1)........................    92     139     189      300       20      62     107      232       20      63     108      233
 Mortgage Securities Fund.....    91     134     180      281       18      56      97      212       18      57      98      212
 Index Fund (2)...............    90     132     177      275       17      54      94      205       18      55      95      206
 International Opportunities
   Fund.......................    94     143     195      313       21      66     114      246       22      67     115      247
 Dividend & Growth Fund.......    93     140     191      304       20      63     109      236       21      64     110      237
 Calvert Social Balanced
   Portfolio..................    94     143     196      314       21      67     115      247       22      67     115      248
 American Century VP Advantage
   Fund.......................    96     149     205      333       23      72     125      267       24      73     125      268
 American Century VP Capital
   Appreciation Fund..........    96     149     205      333       23      72     125      267       24      73     125      268
 AMS/Fidelity VIP Growth
   Fund.......................    93     140     190      302       20      63     109      235       21      64     109      236
 AMS/Fidelity VIP Overseas
   Fund.......................    95     147     201      325       22      70     120      259       23      71     121      260
 AMS/Fidelity VIP II
   Contrafund Fund............    93     141     191      304       20      64     110      237       21      64     110      238
 AMS/Fidelity VIP II Asset
   Manager Fund...............    92     139     188      298       19      62     106      230       20      62     107      231

------------

(1) Hartford voluntarily reduces the charge for administrative undertakings with respect to assets allocated to certain of the sub-accounts in DC-II. The reduced total charge for mortality, expense risk and administrative undertakings in these sub-accounts is as follows: Stock Fund, 1.24%; Advisers Fund, 1.20%; Capital Appreciation Fund, 1.21%.

(2) With respect to the Index Fund Sub-Account, the combined total of the applicable charge for mortality, expense risk and administrative undertakings and expenses of the underlying Fund are voluntarily limited to 1.25%.

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

HV-2283
33-19946